Operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2014
Operations and reorganization
Schedule of ownership structure of the subsidiaries, VIE and VIE's subsidiary

Company	Date of Incorporation	Place of Incorporation	Percentage of Direct/ Indirect Economic Interest
Major Subsidiaries*
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or the “WFOE”)	October 11, 2010	PRC	100%

Major VIE and its subsidiary**
Beijing Weimeng Technology Co., Ltd (“Weimeng” or the VIE)	August 9, 2010	PRC	100%

Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’)	Acquired in May 2013 (Note 5)	PRC	100%

Schedule of allocated expenses from SINA

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Cost of revenues	$17,769	$14,760	$4
Sales and marketing	2,506	6,074	17,417
Product development	21,111	19,256	18,362
General and administrative	2,574	4,215	6,581
	$43,960	$44,305	$42,360

Schedule of assets, liabilities, results of operations and cash flows of the VIE and its subsidiary taken as a whole, including the Predecessor Operations

	As of December 31,
	2013	2014
	(In thousands)
Cash, Cash Equivalents and Short-term Investments	$9,200	$9,271
Accounts receivable	46,575	118,891
Property and equipment, net	1,155	2,092
Goodwill	7,517	11,357
Intangible assets	3,071	3,538
Long-term Investments	—	19,016
Others	6,042	10,223

Total assets	$73,560	$174,388

Accrued liabilities	$18,180	$34,324
Amount due to SINA	38,620	1,514
Amount due to the subsidiaries of the Group	20,933	121,977
Deferred revenues	8,901	14,117
Others	768	1,174

Total liabilities	$87,402	$173,106

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Net revenues	$54,432	$169,819	$298,767
Net income (loss)	$4,531	$24,864	$(4,404)

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Net cash provided by (used in) operating activities	$(5,564)	$25,236	$9,298
Net cash used in investing activities	$—	$(3,120)	$(2,424)
Net cash provided by (used in) financing activities	$5,862	$(14,498)	$(6,965)
Net increase (decrease) in cash and cash equivalents	$298	$7,618	$(91)